SUPPLEMENT DATED JANUARY 6, 2021 TO

THE PROSPECTUS DATED JANUARY 4, 2021

GUGGENHEIM DEFINED PORTFOLIOS, SERIES 2083

International Dividend Strategy Portfolio, Series 50

File No. 333-250908

Consistent with Executive Order 13959, which relates to transactions in securities of Communist Chinese military companies, and the permissible reasons to sell securities set forth under “Understanding Your Investments – How the Trust Works – Changing Your Portfolio” of the prospectus, the trust has removed shares of CNOOC Limited (ticker: CEO) from the trust’s portfolio.

Please keep for future reference.